Investment Portfolio	as of February 28, 2021 (Unaudited)
DWS Strategic Municipal Income Trust
	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 142.0%
Alabama 0.3%
Alabama, UAB Medicine Finance Authority Revenue, Series B2, 5.0%, 9/1/2041	325,000	378,713
Alaska 1.6%
Alaska, Industrial Development & Export Authority Revenue, Tanana Chiefs Conference Project, Series A, 4.0%, 10/1/2049	2,000,000	2,211,360
Arizona 3.5%
Arizona, State Industrial Development Authority, 3rd Tier Great Lakes Senior Living Revenue Communities Project:
Series C, 144A, 5.0%, 1/1/2049	200,000	144,246
Series C, 144A, 5.5%, 1/1/2054	300,000	229,437
Arizona, State Industrial Development Authority, Education Facility Revenue, Odyssey Preparatory Academy Project, 144A, 5.0%, 7/1/2049	175,000	189,576
Arizona, State University, Green Bond, Series A, 5.0%, 7/1/2043	2,000,000	2,483,780
Maricopa County, AZ, Industrial Development Authority, Education Revenue, Legacy Traditional Schools Project, Series B, 144A, 5.0%, 7/1/2049	150,000	168,435
Phoenix, AZ, Civic Improvement Corp., Rental Car Facility Revenue, Series A, 4.0%, 7/1/2045	500,000	533,840
Phoenix, AZ, Industrial Development Authority, Education Facility Revenue, Leman Academy of Excellence, ORO Valley Project:
Series A, 144A, 5.0%, 7/1/2038	195,000	200,985
Series A, 144A, 5.25%, 7/1/2048	250,000	257,552
Yavapai County, AZ, Industrial Development Authority, Hospital Facility, Regional Medical Center, 4.0%, 8/1/2043	675,000	751,633
		4,959,484
California 10.4%
California, County Tobacco Securitization Agency, Tobacco Settle Revenue, Series B-2, Zero Coupon, 6/1/2055	4,000,000	764,840
California, CSCDA Community Improvement Authority, Jefferson Anaheim Social Bonds, Series A-2, 144A, 3.125%, 8/1/2056	665,000	611,800
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue:
Series A-1, 5.0%, 6/1/2047	100,000	103,448
Series A-2, 5.0%, 6/1/2047	400,000	413,792
California, Morongo Band of Mission Indians Revenue, Series B, 144A, 5.0%, 10/1/2042	115,000	131,243
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034, GTY: Citigroup Global Markets	1,310,000	2,016,247
California, State General Obligation:
5.0%, 11/1/2043	1,300,000	1,446,614
5.25%, 4/1/2035	1,230,000	1,294,428
California, State Municipal Finance Authority Revenue, LAX Integrated Express Solutions LLC, LINXS Apartment Project:
Series A, AMT, 5.0%, 12/31/2043	300,000	354,132
Series A, AMT, 5.0%, 12/31/2047	160,000	187,877
Series A, AMT, 5.0%, 6/1/2048	60,000	70,330

California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center:
Series A, 5.25%, 12/1/2044	195,000	214,157
Series A, 144A, 5.25%, 12/1/2056	735,000	822,759
Series A, 5.5%, 12/1/2054	195,000	214,802
Series A, 144A, 5.5%, 12/1/2058	105,000	123,193
California, Statewide Communities Development Authority, College Housing Revenue, Hooper Street LLC, College of the Arts Project, 144A, 5.25%, 7/1/2049	825,000	894,366
California, Tobacco Securitization Authority of Northern California, Tobacco Settlement Revenue, Series B-2, Zero Coupon, 6/1/2060	1,725,000	405,599
Riverside County, CA, Transportation Commission Toll Revenue Senior Lien, Series A, 5.75%, 6/1/2048	1,000,000	1,090,110
San Buenaventura, CA, Community Memorial Health Systems, 7.5%, 12/1/2041	500,000	521,005
San Francisco, CA, City & County Airports Commission, International Airport Revenue:
Series A, AMT, 5.0%, 5/1/2044	1,000,000	1,115,070
Series A, AMT, 5.0%, 5/1/2049	1,110,000	1,330,923
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Revenue, Series A, 5.0%, 1/15/2050	445,000	493,042
		14,619,777
Colorado 4.4%
Colorado, High Performance Transportation Enterprise Revenue, C-470 Express Lanes, 5.0%, 12/31/2056	225,000	251,618
Colorado, Park Creek Metropolitan District Revenue, Senior Ltd. Property Tax Supported, Series A, 5.0%, 12/1/2045	235,000	265,404
Colorado, Public Energy Authority, Natural Gas Purchased Revenue, 6.25%, 11/15/2028, GTY: Merrill Lynch & Co.	635,000	792,448
Colorado, State Health Facilities Authority Revenue, CommonSpirit Health, Series A-2, 5.0%, 8/1/2044	1,000,000	1,211,210
Colorado, State Health Facilities Authority Revenue, School Health Systems, Series A, 5.5%, 1/1/2035	1,000,000	1,117,030
Colorado, State Health Facilities Authority, Hospital Revenue, Covenant Retirement Communities Obligated Group:
Series A, 5.0%, 12/1/2043	165,000	188,889
Series A, 5.0%, 12/1/2048	260,000	295,568
Denver City & County, CO, Special Facilities Airport Revenue, United Airlines, Inc. Project, AMT, 5.0%, 10/1/2032	200,000	212,416
Denver, CO, City & County Airport Revenue:
Series A, AMT, 5.0%, 12/1/2048	585,000	690,815
Series A, AMT, 5.25%, 11/15/2043	600,000	661,842
Denver, CO, Health & Hospital Authority, Certificate of Participations, 5.0%, 12/1/2048	140,000	165,323
Denver, CO, Health & Hospital Authority, Healthcare Revenue, Series A, 4.0%, 12/1/2040	300,000	339,390
		6,191,953
Connecticut 0.2%
Connecticut, Mashantucket Western Pequot Tribe Bond, 6.05%, 7/1/2031 PIK* (a)	3,029,211	196,899
Connecticut, State Health & Educational Facilities Authority Revenue, Covenant Home, Inc., Series B, 5.0%, 12/1/2040	85,000	98,070
		294,969
District of Columbia 2.0%
District of Columbia, Latin American Montessori Bilingual Public Charter School, 5.0%, 6/1/2050	1,220,000	1,390,336

District of Columbia, Metropolitan Airport Authority Systems Revenue:
Series A, AMT, 5.0%, 10/1/2038	200,000	218,510
Series A, AMT, 5.0%, 10/1/2043	850,000	926,407
District of Columbia, Metropolitan Airport Authority, Dulles Toll Road Revenue, Dulles Metrorail & Capital Improvement Project, Series B, 4.0%, 10/1/2049	320,000	352,266
		2,887,519
Florida 10.7%
Broward County, FL, Airport Systems Revenue:
Series A, AMT, 4.0%, 10/1/2044	145,000	160,877
Series A, AMT, 4.0%, 10/1/2049	230,000	253,747
Collier County, FL, Industrial Development Authority, Continuing Care Community Revenue, Arlington of Naples Project, Series A, 144A, 8.125%, 5/15/2044* (a)	290,000	224,387
Davie, FL, Educational Facilities Revenue, Nova Southeastern University Project, 5.0%, 4/1/2048	335,000	384,694
Florida, Capital Trust Agency, Educational Facilities Authority, Charter Educational Foundation Project, Series A, 144A, 5.375%, 6/15/2048	230,000	251,475
Florida, Capital Trust Agency, Senior Living Revenue, American Eagle Portfolio Project, Series A-1, 5.875%, 7/1/2054* (a)	380,000	315,875
Florida, Development Finance Corp., Educational Facilities Revenue, Mater Academy Projects:
Series A, 5.0%, 6/15/2050	140,000	157,170
Series A, 5.0%, 6/15/2055	125,000	139,520
Florida, Development Finance Corp., Surface Transportation Facilities Revenue, Brightline Passenger Rail Project, Series B, 144A, AMT, 7.375%, 1/1/2049	250,000	242,675
Florida, Development Finance Corp., Surface Transportation Facilities Revenue, Virgin Trains USA Passenger Rail Project:
Series A, 144A, AMT, 6.375% (b), 1/1/2049	155,000	150,727
Series A, 144A, AMT, 6.5% (b), 1/1/2049	170,000	163,115
Florida, State Atlantic University Finance Corp., Capital Improvements Revenue, Student Housing Project, Series B, 4.0%, 7/1/2044	1,685,000	1,905,263
Florida, State Higher Educational Facilities Financial Authority Revenue, Florida Institution of Technology, 4.0%, 10/1/2049	1,000,000	1,064,230
Florida, Tolomato Community Development District, Special Assessment:
Series 2015-1, Step-up Coupon, 0.0% to 11/1/2021, 6.61% to 5/1/2040	250,000	235,960
Series 2015-2, Step-up Coupon, 0.0% to 11/1/2024, 6.61% to 5/1/2040	150,000	109,985
Series A-4, Step-up Coupon, 0.0% to 5/1/2022, 6.61% to 5/1/2040	55,000	46,187
Series 3, 6.55%, 5/1/2027* (a)	130,000	1
Series 2015-3, 6.61%, 5/1/2040* (a)	165,000	2
Florida, Village Community Development District No. 09, Special Assessment Revenue, 5.5%, 5/1/2042	145,000	149,801
Florida, Village Community Development District No. 12, Special Assessment Revenue:
144A, 4.25%, 5/1/2043	390,000	428,325
144A, 4.375%, 5/1/2050	295,000	323,957
Greater Orlando, FL, Aviation Authority Airport Facilities Revenue, Series A, AMT, 5.0%, 10/1/2047	400,000	468,200
Hillsborough County, FL, Aviation Authority, Tampa International Airport, Series A, AMT, 5.0%, 10/1/2048	500,000	585,740
Martin County, FL, Health Facilities Authority, Martin Memorial Medical Center, Prerefunded, 5.5%, 11/15/2042	335,000	347,536
Miami Beach, FL, Health Facilities Authority, Mount Sinai Medical Center, 5.0%, 11/15/2044	500,000	544,390
Miami-Dade County, FL, Aviation Revenue, Series B, AMT, 5.0%, 10/1/2040	470,000	556,048
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Nicklaus Children's Hospital, 5.0%, 8/1/2047	665,000	778,343
Seminole County, FL, Industrial Development Authority, Legacy Pointe At UCF Project, Series A, 5.5%, 11/15/2049	365,000	353,711
Tallahassee, FL, Health Facilities Revenue, Memorial Healthcare, Inc. Project, Series A, 5.0%, 12/1/2055	1,150,000	1,272,199

Tampa, FL, The University of Tampa Project, Series A, 4.0%, 4/1/2050	160,000	174,184
Tampa-Hillsborough County, FL, Expressway Authority:
Series A, Prerefunded, 5.0%, 7/1/2031	1,500,000	1,596,030
Series A, Prerefunded, 5.0%, 7/1/2037	1,590,000	1,691,792
		15,076,146
Georgia 3.3%
Americus-Sumter County, GA, Hospital Authority, Magnolia Manor Obligated Group, Series A, Prerefunded, 6.25%, 5/15/2033	1,000,000	1,128,870
Atlanta, GA, Airport Revenue, Series C, AMT, 5.0%, 1/1/2037	375,000	388,136
Atlanta, GA, Development Authority Revenue Bonds, Series A-1, 5.0%, 7/1/2027	70,000	80,193
Cobb County, GA, Kennestone Hospital Authority, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2047	175,000	204,475
DeKalb County, GA, Water & Sewer Revenue, Series A, 5.25%, 10/1/2036	1,000,000	1,028,150
Fulton County, GA, Development Authority Hospital Revenue, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2042	210,000	247,426
Gainesville & Hall County, GA, Hospital Authority, Northeast Georgia Health System, Inc. Project, Series A, 5.5%, 8/15/2054	180,000	206,174
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue, Series A, 5.5%, 9/15/2024, GTY: Merrill Lynch & Co.	1,220,000	1,422,984
		4,706,408
Hawaii 1.1%
Hawaii, State Airports Systems Revenue, Series A, AMT, 5.0%, 7/1/2041	695,000	791,966
Hawaii, State Department of Budget & Finance, Special Purpose Revenue, 3.2%, 7/1/2039	745,000	794,252
		1,586,218
Illinois 15.1%
Chicago, IL, Board of Education:
Series A, 5.0%, 12/1/2032	105,000	124,781
Series A, 5.0%, 12/1/2033	100,000	118,786
Series H, 5.0%, 12/1/2036	245,000	284,685
Series H, 5.0%, 12/1/2046	140,000	159,459
Chicago, IL, General Obligation:
Series A, 5.0%, 1/1/2036	500,000	534,555
Series A, 5.0%, 1/1/2044	200,000	227,028
Series D, 5.5%, 1/1/2037	750,000	830,692
Series A, 5.5%, 1/1/2049	115,000	133,668
Series A, 6.0%, 1/1/2038	555,000	657,991
Chicago, IL, O'Hare International Airport Revenue:
Series A, AMT, 5.0%, 1/1/2037	1,500,000	1,804,815
Series C, AMT, 5.0%, 1/1/2046	1,000,000	1,125,280
Chicago, IL, O'Hare International Airport Revenue, Senior Lien:
Series D, AMT, 5.0%, 1/1/2047	415,000	474,652
Series D, AMT, 5.0%, 1/1/2052	560,000	638,898
Chicago, IL, O'Hare International Airport, Special Facility Revenue, AMT, 5.0%, 7/1/2048	130,000	150,710
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue:
Series A, 4.0%, 12/1/2050	95,000	104,903
Series A, 4.0%, 12/1/2055	90,000	99,243
Illinois, Metropolitan Pier & Exposition Authority Revenue, McCormick Place Expansion Project:
Series A, 5.0%, 6/15/2050	135,000	160,418
Series B, 5.0%, 6/15/2052	520,000	538,684
Series A, 5.0%, 6/15/2057	390,000	455,532
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, Capital Appreciation-McCormick, Series A, Zero Coupon, 6/15/2036, INS: NATL	3,000,000	1,924,050

Illinois, Railsplitter Tobacco Settlement Authority, Prerefunded, 6.0%, 6/1/2028	365,000	370,285
Illinois, State Finance Authority Revenue, Friendship Village of Schaumburg, 5.0%, 2/15/2037	1,000,000	700,000
Illinois, State Finance Authority Revenue, OSF Healthcare Systems, Series A, 5.0%, 11/15/2045	525,000	588,116
Illinois, State Finance Authority Revenue, Trinity Health Corp., Series L, Prerefunded, 5.0%, 12/1/2030	1,000,000	1,036,050
Illinois, State Finance Authority, Health Services Facilities Lease Revenue, University of Health Services Facility Project, 4.0%, 10/1/2050	1,400,000	1,547,042
Illinois, State General Obligation:
Series D, 5.0%, 11/1/2027	500,000	582,565
5.0%, 2/1/2029	495,000	569,903
Series A, 5.0%, 10/1/2033	620,000	719,355
Series B, 5.0%, 10/1/2033	395,000	458,299
5.0%, 2/1/2039	2,000,000	2,130,160
5.0%, 5/1/2039	315,000	337,107
Series A, 5.0%, 12/1/2042	435,000	487,139
5.75%, 5/1/2045	590,000	721,458
Springfield, IL, Electric Revenue, Senior Lien, 5.0%, 3/1/2040, INS: AGMC	385,000	441,368
		21,237,677
Indiana 2.4%
Indiana, State Finance Authority Revenue, Community Foundation of Northwest Indiana, Prerefunded, 5.0%, 3/1/2041	1,000,000	1,048,520
Indiana, State Finance Authority Revenue, Greencroft Obligation Group, Series A, 7.0%, 11/15/2043	460,000	494,251
Indiana, State Finance Authority, Health Facilities Revenue, Baptist Healthcare System, Series A, 5.0%, 8/15/2051	1,560,000	1,819,163
		3,361,934
Iowa 1.4%
Iowa, Finance Authority, Educational Facility Revenue, Holy Family Catholic School Project, 0.02% (c), 3/1/2021, LOC: U.S. Bank NA	55,000	55,000
Iowa, State Higher Education Loan Authority Revenue, Private College Facility, Des Moines University Project:
4.0%, 10/1/2045	230,000	252,919
4.0%, 10/1/2050	770,000	840,024
Iowa, State Higher Education Loan Authority, Loras College, 0.02% (c), 3/1/2021, LOC: Bank of America NA	800,000	800,000
		1,947,943
Kansas 0.2%
Wyandotte County, KS, Unified Government, Legends Apartments Garage & West Lawn Project, 4.5%, 6/1/2040	280,000	287,834
Kentucky 1.7%
Columbia, KY, Educational Development Revenue, Lindsey Wilson College Project, 5.0%, 12/1/2033	440,000	494,164
Kentucky, Public Transportation Infrastructure Authority Toll Revenue, 1st Tier-Downtown Crossing, Series A, 6.0%, 7/1/2053	1,440,000	1,586,088
Kentucky, State Economic Development Finance Authority, Owensboro Health, Inc., Obligated Group:
Series A, 5.0%, 6/1/2045	130,000	139,408
Series A, 5.25%, 6/1/2041	190,000	210,592
		2,430,252

Louisiana 2.1%
Calcasieu Parish, LA, Memorial Hospital Service, District Hospital Revenue, 5.0%, 12/1/2039	500,000	539,840
Louisiana, New Orleans Aviation Board, General Airport North Terminal, Series B, AMT, 5.0%, 1/1/2048	140,000	159,911
Louisiana, Public Facilities Authority Revenue, Ochsner Clinic Foundation Project, 5.0%, 5/15/2046	1,000,000	1,163,610
Louisiana, State Local Government Environmental Facilities & Community Development Authority Revenue, Westlake Chemical Corp. Project, 3.5%, 11/1/2032	1,010,000	1,111,343
		2,974,704
Maine 0.7%
Maine, Health & Higher Educational Facilities Authority Revenue, Maine General Medical Center, Prerefunded, 6.75%, 7/1/2036	1,000,000	1,021,630
Maryland 1.3%
Maryland, State Economic Development Corp., Port Covington Project, 4.0%, 9/1/2050	100,000	106,930
Maryland, State Economic Development Corp., Student Housing Revenue, Morgan State University Project:
5.0%, 7/1/2050	60,000	70,609
5.0%, 7/1/2056	110,000	128,860
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare, Obligated Group, Series A, 5.5%, 1/1/2046	375,000	438,997
Maryland, State Health & Higher Educational Facilities Authority Revenue, Meritus Medical Center Obligated Group, 5.0%, 7/1/2040	1,000,000	1,117,870
		1,863,266
Massachusetts 4.3%
Massachusetts, State Development Finance Agency Revenue, Partners Healthcare System, Inc., Series Q, 5.0%, 7/1/2035	5,000,000	5,992,750
Michigan 2.8%
Detroit, MI, Water & Sewerage Department, Sewerage Disposal System Revenue, Series A, Prerefunded, 5.25%, 7/1/2039	280,000	299,051
Detroit, MI, Water Supply Systems Revenue, Series A, Prerefunded, 5.75%, 7/1/2037	1,000,000	1,018,600
Michigan, State Building Authority Revenue, Facilities Program, Series I-A, Prerefunded, 5.5%, 10/15/2045	2,000,000	2,066,600
Michigan, State Finance Authority Revenue, Detroit Water & Sewer Department:
Series C-3, 5.0%, 7/1/2033, INS: AGMC	180,000	205,059
Series C, 5.0%, 7/1/2035	90,000	105,185
Tawas City, MI, Hospital Finance Authority, St. Joseph Health Services, Series A ETM, 5.75%, 2/15/2023	320,000	321,293
		4,015,788
Minnesota 1.2%
Duluth, MN, Economic Development Authority, Health Care Facilities Revenue, Essentia Health Obligated Group:
Series A, 5.0%, 2/15/2048	200,000	234,600
Series A, 5.0%, 2/15/2053	565,000	659,056
Minneapolis, MN, Health Care Systems Revenue, Fairview Health Services, Series A, 5.0%, 11/15/2049	205,000	242,771
Minnesota, State Housing Finance Agency, Series E, 3.5%, 7/1/2050	250,000	276,062
Minnesota, State Office of Higher Education Revenue, AMT, 2.65%, 11/1/2038	265,000	260,596
		1,673,085

Mississippi 0.6%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Revenue, Weyerhaeuser Co. Project, Series A, 6.8%, 4/1/2022	250,000	266,273
West Rankin, MS, Utility Authority Revenue, 5.0%, 1/1/2048, INS: AGMC	500,000	604,065
		870,338
Missouri 1.5%
Kansas City, MO, Industrial Development Authority, Airport Special Obligation, International Airport Terminal Modernization Project, Series B, AMT, 5.0%, 3/1/2046	1,000,000	1,179,190
Kansas City, MO, Land Clearance Redevelopment Authority Project Revenue, Convention Center Hotel Project:
Series B, 144A, 5.0%, 2/1/2040	200,000	212,342
Series B, 144A, 5.0%, 2/1/2050	220,000	232,214
Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services, Series A, 5.0%, 2/1/2046	65,000	71,867
Missouri, State Health & Educational Facilities Authority, Health Facilities Revenue, Lester E Cox Medical Centers, Series A, 5.0%, 11/15/2048	150,000	161,146
St. Louis, MO, Industrial Development Authority Financing Revenue, Ballpark Village Development Project, Series A, 4.75%, 11/15/2047	225,000	214,333
		2,071,092
Nebraska 0.5%
Douglas County, NE, Hospital Authority No.2, Health Facilities, Children's Hospital Obligated Group, 5.0%, 11/15/2047	535,000	628,084
Nebraska, Central Plains Energy Project, Gas Project Revenue, Series A, 5.0%, 9/1/2029, GTY: Goldman Sachs Group, Inc.	70,000	88,663
		716,747
Nevada 1.2%
Las Vegas Valley, NV, Water District, Series B, 5.0%, 6/1/2037	1,565,000	1,652,468
Reno, NV, Sales Tax Revenue, Transportation Rail Access, Series C, 144A, Zero Coupon, 7/1/2058	500,000	77,445
		1,729,913
New Hampshire 0.1%
New Hampshire, State Health & Educational Facilities Authority Revenue, Hillside Village:
Series A, 144A, 6.125%, 7/1/2037* (a)	100,000	75,000
Series A, 144A, 6.25%, 7/1/2042* (a)	125,000	93,750
		168,750
New Jersey 7.2%
New Jersey, Economic Development Authority, Self Designated Social Bonds:
Series QQQ, 4.0%, 6/15/2046	40,000	43,520
Series QQQ, 4.0%, 6/15/2050	40,000	43,355
New Jersey, State Covid-19 General Obligation Emergency Bonds:
Series A, 4.0%, 6/1/2030	85,000	101,195
Series A, 4.0%, 6/1/2031	85,000	102,016
Series A, 4.0%, 6/1/2032	40,000	48,448
New Jersey, State Economic Development Authority Revenue, Series BBB, 5.5%, 6/15/2030	895,000	1,073,132
New Jersey, State Economic Development Authority Revenue, Black Horse EHT Urban Renewal LLC Project, Series A, 144A, 5.0%, 10/1/2039	605,000	602,798
New Jersey, State Economic Development Authority Revenue, White Horse HMT Urban Renewal LLC Project, 144A, 5.0%, 1/1/2040	270,000	267,257

New Jersey, State Economic Development Authority, Motor Vehicle Surcharge Revenue, Series A, 5.0%, 7/1/2033	115,000	133,445
New Jersey, State Economic Development Authority, Special Facilities Revenue, Continental Airlines, Inc. Project, Series B, AMT, 5.625%, 11/15/2030	500,000	558,895
New Jersey, State Economic Development Authority, State Government Buildings Project:
Series A, 5.0%, 6/15/2042	115,000	133,104
Series A, 5.0%, 6/15/2047	130,000	149,352
New Jersey, State Health Care Facilities Financing Authority Revenue, University Hospital, Series A, 5.0%, 7/1/2046, INS: AGMC	180,000	201,800
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue, Series B, AMT, 3.5%, 12/1/2039	200,000	205,718
New Jersey, State Transportation Trust Fund Authority:
Series AA, 4.0%, 6/15/2045	175,000	190,652
Series AA, 4.0%, 6/15/2050	190,000	205,939
Series B, 5.5%, 6/15/2031	1,500,000	1,519,020
New Jersey, State Transportation Trust Fund Authority, Transportation Program, Series AA, 5.0%, 6/15/2046	1,400,000	1,627,024
New Jersey, State Turnpike Authority Revenue, Series A, 4.0%, 1/1/2051	2,000,000	2,292,520
New Jersey, Tobacco Settlement Financing Corp.:
Series A, 5.0%, 6/1/2046	350,000	408,163
Series A, 5.25%, 6/1/2046	175,000	208,245
		10,115,598
New Mexico 0.4%
New Mexico, State Mortgage Finance Authority, “I”, Series D, 3.25%, 7/1/2044	480,000	500,275
New York 8.1%
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Community Project, 5.0%, 1/1/2050	750,000	815,430
New York, Brooklyn Arena Local Development Corp., Pilot Revenue, Barclays Center Project, Series A, 4.0%, 7/15/2035, INS: AGMC	45,000	49,096
New York, Buffalo & Fort Erie Public Bridge Authority, 5.0%, 1/1/2047	1,000,000	1,158,500
New York, Metropolitan Transportation Authority Revenue:
Series D, 5.0%, 11/15/2033	500,000	598,660
Series D, 5.0%, 11/15/2038	275,000	297,113
Series E-1, 5.0%, 11/15/2042	70,000	74,248
Series E-1, Prerefunded, 5.0%, 11/15/2042	235,000	254,206
Series C-1, 5.0%, 11/15/2050	1,845,000	2,172,321
Series C-1, 5.25%, 11/15/2055	210,000	252,231
New York, Metropolitan Transportation Authority Revenue, Green Bond, Series D-3, 4.0%, 11/15/2049	500,000	546,650
New York, State Liberty Development Corp. Revenue, World Trade Center, “1-3”, 144A, 5.0%, 11/15/2044	415,000	451,458
New York, State Transportation Development Corp., Special Facilities Revenue, American Airlines, Inc., John F. Kennedy International Airport Project, AMT, 5.0%, 8/1/2031, GTY: American Airlines Group	445,000	452,387
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport C&D Redevelopment, AMT, 5.0%, 1/1/2033	100,000	118,455
New York, State Transportation Development Corp., Special Facilities Revenue, Laguardia Gateway Partners LLC, Redevelopment Project, Series A, AMT, 5.0%, 7/1/2041	1,200,000	1,343,892
New York, Triborough Bridge & Tunnel Authority Revenue, Series 4-C, 0.02% (c), 3/1/2021, LOC: U.S. Bank NA	850,000	850,000

New York, TSASC, Inc.:
Series A, 5.0%, 6/1/2041	60,000	69,262
Series B, 5.0%, 6/1/2048	1,040,000	1,119,550
Port Authority of New York & New Jersey, Series 207, AMT, 5.0%, 9/15/2048	625,000	732,644
		11,356,103
North Carolina 0.4%
New Hanover County, NC, Hospital Revenue, New Hanover Regional Medical Centre:
Prerefunded, 5.0%, 10/1/2042	260,000	327,205
Prerefunded, 5.0%, 10/1/2047	240,000	302,035
		629,240
Ohio 6.0%
Buckeye, OH, Tobacco Settlement Financing Authority, “2”, Series B-2, 5.0%, 6/1/2055	2,460,000	2,769,935
Centerville, OH, Health Care Revenue, Graceworks Lutheran Services, 5.25%, 11/1/2047	220,000	229,911
Chillicothe, OH, Hospital Facilities Revenue, Adena Health System Obligated Group Project, 5.0%, 12/1/2047	445,000	523,854
Cleveland-Cuyahoga County, OH, Port Authority Cultural Facility Revenue, Playhouse Square Foundation Project, 5.5%, 12/1/2053	270,000	287,099
Cleveland-Cuyahoga County, OH, Port Authority, Cultural Facility Revenue, PlayHouse Square Foundation Project, 5.5%, 12/1/2043	1,290,000	1,371,760
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, 5.25%, 11/15/2046	615,000	710,534
Ohio, American Municipal Power, Inc. Revenue, Fremont Energy Center Project, Series B, 5.0%, 2/15/2037	1,575,000	1,637,181
Ohio, State Air Quality Development Authority, Exempt Facilities Revenue, Pratt Paper LLC Project:
AMT, 144A, 4.25%, 1/15/2038, GTY: Pratt Industries, Inc.	70,000	77,454
AMT, 144A, 4.5%, 1/15/2048, GTY: Pratt Industries, Inc.	225,000	250,232
Ohio, State Hospital Revenue, Aultman Health Foundation, 144A, 5.0%, 12/1/2048	500,000	521,000
		8,378,960
Oklahoma 0.9%
Oklahoma, State Development Finance Authority, Health System Revenue, OU Medicine Project:
Series B, 5.5%, 8/15/2052	180,000	212,722
Series B, 5.5%, 8/15/2057	880,000	1,037,687
		1,250,409
Oregon 0.6%
Clackamas County, OR, Hospital Facilities Authority Revenue, Mary's Woods at Marylhurst, Inc. Project, Series A, 5.0%, 5/15/2038	25,000	26,591
Oregon, Portland Airport Revenue, Series 25B, AMT, 5.0%, 7/1/2049	665,000	789,687
		816,278
Pennsylvania 7.2%
Bucks County, PA, Industrial Development Authority, Hospital Revenue, Grant View Hospital Project:
4.0%, 7/1/2046 (d)	200,000	210,604
4.0%, 7/1/2051 (d)	250,000	263,290
Doylestown, PA, Hospital Authority Revenue, Series A, 5.0%, 7/1/2049	140,000	155,879
Franklin County, PA, Industrial Development Authority Revenue, Menno Haven, Inc. Project:
5.0%, 12/1/2043	60,000	64,207
5.0%, 12/1/2054	175,000	184,877

Lancaster County, PA, Hospital Authority, Brethren Village Project:
5.125%, 7/1/2037	100,000	108,148
5.25%, 7/1/2041	100,000	107,852
Pennsylvania, Certificate of Participations, Series A, 5.0%, 7/1/2043	155,000	183,962
Pennsylvania, Commonwealth Financing Authority, Series A, 5.0%, 6/1/2035	315,000	367,265
Pennsylvania, Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds:
5.0%, 6/1/2034	250,000	304,958
5.0%, 6/1/2035	125,000	152,109
Pennsylvania, Geisinger Authority Health System Revenue, Series A-1, 5.0%, 2/15/2045	740,000	871,461
Pennsylvania, State Economic Development Financing Authority Revenue, Bridges Finco LP:
5.0%, 12/31/2034	1,000,000	1,169,250
AMT, 5.0%, 12/31/2038	1,000,000	1,159,860
Pennsylvania, State Turnpike Commission Revenue:
Series A, 4.0%, 12/1/2043	750,000	863,137
Series A, 4.0%, 12/1/2044	90,000	103,146
Series A, 4.0%, 12/1/2045	30,000	34,292
Series A, 4.0%, 12/1/2046	60,000	67,543
Series A-1, 5.0%, 12/1/2040	2,500,000	2,879,650
Series C, 5.0%, 12/1/2044	240,000	271,740
Philadelphia, PA, School District, Series B, 5.0%, 9/1/2043	500,000	598,640
		10,121,870
South Carolina 3.7%
Hardeeville, SC, Assessment Revenue, Anderson Tract Municipal Improvement District, Series A, 7.75%, 11/1/2039	740,000	740,807
South Carolina, State Ports Authority Revenue, Series B, AMT, 4.0%, 7/1/2059	2,000,000	2,210,460
South Carolina, State Public Service Authority Revenue, Series E, 5.25%, 12/1/2055	1,070,000	1,252,906
South Carolina, State Public Service Authority Revenue, Santee Cooper, Series A, Prerefunded, 5.75%, 12/1/2043	890,000	1,022,601
		5,226,774
Tennessee 0.6%
Greeneville, TN, Health & Educational Facilities Board Hospital Revenue, Ballad Health Obligation Group:
Series A, 5.0%, 7/1/2037	300,000	359,805
Series A, 5.0%, 7/1/2044	400,000	471,316
		831,121
Texas 15.6%
Central Texas, Regional Mobility Authority Revenue, Senior Lien:
Series A, 5.0%, 1/1/2040	230,000	261,480
Series A, Prerefunded, 5.0%, 1/1/2043	1,500,000	1,630,050
Dallas-Fort Worth, International Airport Revenue, Series D, AMT, Prerefunded, 5.0%, 11/1/2038	2,000,000	2,063,380
Houston, TX, Airport System Revenue, Series A, AMT, 5.0%, 7/1/2041	750,000	888,735
Matagorda County, TX, Navigation District No. 1, Pollution Control Revenue, AEP Texas Central Co. Project, Series A, 4.4%, 5/1/2030, INS: AMBAC	1,250,000	1,525,450
Newark, TX, Higher Education Finance Corp., Education Revenue, Austin Achieve Public School, Inc., 5.0%, 6/15/2048	60,000	61,777
North Texas, Tollway Authority Revenue:
Series B, 5.0%, 1/1/2045	665,000	752,813
5.0%, 1/1/2048	1,355,000	1,581,908
San Antonio, TX, Convention Center Hotel Finance Corp., Contract Revenue, Empowerment Zone, Series A, AMT, 5.0%, 7/15/2039, INS: AMBAC	1,000,000	1,000,430

Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Christus Health Obligated Group, Series B, 5.0%, 7/1/2048	1,000,000	1,197,300
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Trinity Terrace Project, The Cumberland Rest, Inc., Series A-1, 5.0%, 10/1/2044	175,000	190,080
Tarrant County, TX, Cultural Education Facilities Finance Corp., Buckner Retirement Services Revenue, 5.0%, 11/15/2046	1,000,000	1,151,700
Tarrant County, TX, Cultural Education Facilities Finance Corp., Hospital Revenue, Scott & White Healthcare, Prerefunded, 5.0%, 8/15/2043	2,100,000	2,341,563
Temple, TX, Tax Increment, Reinvestment Zone No. 1, Series A, 144A, 5.0%, 8/1/2038	300,000	328,398
Texas, Grand Parkway Transportation Corp., System Toll Revenue:
First Tier, Series C, 4.0%, 10/1/2049	600,000	683,850
Series B, Prerefunded, 5.0%, 4/1/2053	500,000	561,190
Texas, Love Field Airport Modernization Corp., Special Facilities Revenue, Southwest Airlines Co. Project, 5.25%, 11/1/2040	1,055,000	1,071,015
Texas, New Hope Cultural Education Facilities Finance Corp., Educational Revenue, Cumberland Academy Project, Series A, 144A, 5.0%, 8/15/2050	700,000	738,206
Texas, New Hope Cultural Education Facilities Finance Corp., Retirement Facilities Revenue, Presbyterian Village North Project:
5.0%, 10/1/2039	180,000	187,481
Series A, 5.25%, 10/1/2055	2,000,000	2,082,420
Texas, New Hope Cultural Education Facilities Finance Corp., Senior Living Revenue, Bridgemoor Plano Project, Series A, 7.25%, 12/1/2053	460,000	406,010
Texas, State Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien, North Tarrant Express Mobility Partners Segments LLC, AMT, 6.75%, 6/30/2043	280,000	318,192
Texas, State Transportation Commission, Turnpike Systems Revenue, Series C, 5.0%, 8/15/2034	825,000	925,856
		21,949,284
Utah 1.7%
Salt Lake City, UT, Airport Revenue:
Series A, AMT, 5.0%, 7/1/2043	190,000	224,381
Series A, AMT, 5.0%, 7/1/2047	595,000	689,075
Series A, AMT, 5.0%, 7/1/2048	115,000	134,912
Utah, Infrastructure Agency Telecommunication Revenue:
4.0%, 10/15/2041	100,000	112,358
Series 2019, 4.0%, 10/15/2042	650,000	723,541
Utah, State Charter School Finance Authority, St. George Campus Project, Series A, 144A, 5.0%, 6/15/2052	170,000	181,988
Utah, State Charter School Financing Authority Revenue, Freedom Academy Foundation Project, 144A, 5.375%, 6/15/2048	320,000	345,514
		2,411,769
Virginia 1.6%
Roanoke County, VA, Economic Development Authority, RSDL Care Facilities Revenue, Richfield Living:
Series 2020, 5.0%, 9/1/2050	220,000	213,723
Series A, 5.375%, 9/1/2054	500,000	503,220
Virginia, Peninsula Town Center, Community Development Authority Revenue, Special Obligation:
144A, 5.0%, 9/1/2037	100,000	107,692
144A, 5.0%, 9/1/2045	400,000	429,780
Virginia, Small Business Financing Authority, Private Activity Revenue, Transform 66 P3 Project, AMT, 5.0%, 12/31/2056	865,000	995,728
		2,250,143

Washington 5.7%
Klickitat County, WA, Public Hospital District No. 2 Revenue, Skyline Hospital:
5.0%, 12/1/2037	100,000	103,801
5.0%, 12/1/2046	500,000	510,705
Pierce County, WA, Bethel School District No. 403, 4.0%, 12/1/2037	1,000,000	1,178,550
Washington, Port of Seattle Revenue:
Series A, AMT, 5.0%, 5/1/2043	415,000	479,620
AMT, 5.0%, 4/1/2044	1,000,000	1,189,290
Washington, State Convention Center Public Facilities District, 5.0%, 7/1/2043	600,000	696,276
Washington, State Higher Education Facilities Authority, Seattle University Project:
4.0%, 5/1/2045	610,000	681,864
4.0%, 5/1/2050	1,180,000	1,313,541
Washington, State Housing Finance Commission, Rockwood Retirement Communities Project:
Series A, 144A, 5.0%, 1/1/2051	500,000	516,980
Series A, 144A, 7.375%, 1/1/2044	1,000,000	1,071,680
Washington, State Housing Finance Commission, The Hearthstone Project:
Series A, 144A, 5.0%, 7/1/2038	50,000	52,050
Series A, 144A, 5.0%, 7/1/2048	115,000	117,755
Series A, 144A, 5.0%, 7/1/2053	75,000	76,563
		7,988,675
West Virginia 0.7%
West Virginia, State Hospital Finance Authority, State University Health System Obligated Group, Series A, 5.0%, 6/1/2047	805,000	934,291
Wisconsin 3.6%
Wisconsin, Health Educational Facilities Authority, Covenant Communities, Inc. Project:
Series A-1, 5.0%, 7/1/2043	500,000	544,670
Series B, 5.0%, 7/1/2048	90,000	92,407
Wisconsin, Public Finance Authority, Education Revenue, Mountain Island Charter School Ltd.:
5.0%, 7/1/2047	200,000	212,508
5.0%, 7/1/2052	90,000	95,483
Wisconsin, Public Finance Authority, Hospital Revenue, Series A, 5.0%, 10/1/2044	730,000	881,774
Wisconsin, Public Finance Authority, Senior Living Community First Mortgage Revenue, Cedars Obligated Group:
144A, 5.5%, 5/1/2039	520,000	523,697
144A, 5.75%, 5/1/2054	515,000	516,952
Wisconsin, Public Finance Authority, Senior Living Revenue, Mary's Woods at Marylhurst Project, Series A, 144A, 5.25%, 5/15/2052	1,000,000	1,064,390
Wisconsin, Public Financing Authority, Retirement Facilities Revenue, Southminster, Inc.:
144A, 5.0%, 10/1/2043	65,000	70,263
144A, 5.0%, 10/1/2053	535,000	574,777
Wisconsin, State Health & Educational Facilities Authority Revenue, Agnesian Healthcare, Inc., Series B, Prerefunded, 5.0%, 7/1/2036	500,000	554,780
		5,131,701
Guam 0.3%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue, Series A, 5.0%, 1/1/2050	70,000	84,349
Guam, International Airport Authority Revenue, Series C, AMT, 6.375%, 10/1/2043	215,000	229,620
Guam, Port Authority Revenue, Series A, 5.0%, 7/1/2048	65,000	75,638
		389,607

Puerto Rico 3.1%
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A-1, Zero Coupon, 7/1/2051	7,146,000	1,573,335
Series A-1, 4.75%, 7/1/2053	2,500,000	2,728,575
		4,301,910
Total Municipal Bonds and Notes (Cost $187,174,677)		199,860,258

Underlying Municipal Bonds of Inverse Floaters (e) 17.1%
Florida 4.3%
Orange County, FL, School Board, Certificate of Participations, Series C, 5.0%, 8/1/2034 (f)	5,000,000	5,988,487
Trust: Orange County, FL, School Board, Series 2016-XM0183, 144A, 17.78%, 2/1/2024, Leverage Factor at purchase date: 4 to 1
New York 8.5%
New York, State Urban Development Corp. Revenue, Personal Income Tax, Series C-3, 5.0%, 3/15/2040 (f)	5,000,000	6,037,987
Trust: New York, State Urban Development Corp. Revenue, Personal Income Tax, Series 2018-XM0581, 144A, 18.335%, 9/15/2025, Leverage Factor at purchase date: 4 to 1
New York City, NY, Transitional Finance Authority, Building AID Revenue, Series S-1, 5.0%, 7/15/2037 (f)	5,000,000	5,886,038
Trust: New York, Transitional Finance Authority Building AID Revenue, Series 2018-XM0619, 144A, 18.245%, 1/15/2024, Leverage Factor at purchase date: 4 to 1
		11,924,025
Washington 4.3%
Washington, State General Obligation, Series D, 5.0%, 2/1/2035 (f)	5,000,000	6,067,850
Trust: Washington, State General Obligation, Series 2017-XM0478, 144A, 17.9%, 8/1/2024, Leverage Factor at purchase date: 4 to 1
Total Underlying Municipal Bonds of Inverse Floaters (Cost $22,403,167)		23,980,362

Other Municipal Related 0.0%
Illinois
Illinois, State Finance Authority Revenue, Park Place of Elmhurst Project, Series C, 2.0%, 5/15/2055* (Cost $1,268)	150,000	4,500
	Shares	Value ($)

Open-End Investment Companies 0.0%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 0.01% (g) (Cost $48,195)	48,032	48,037

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $209,627,307)	159.1	223,893,157
Floating Rate Notes (e)	(10.7)	(15,000,000)
Series 2020-1 VMTPS, net of deferred offering costs	(49.6)	(69,819,038)
Other Assets and Liabilities, Net	1.2	1,643,191
Net Assets Applicable to Common Shareholders	100.0	140,717,310
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.

(a)	Defaulted security or security for which income has been deemed uncollectible.
(b)	Variable or floating rate security. These securities are shown at their current rate as of February 28, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables.
(c)	Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder at any time, and are shown at their current rates as of February 28, 2021. Date shown reflects the earlier of demand date or stated maturity date.
(d)	When-issued security.
(e)	Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.
(f)	Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.
(g)	Current yield; not a coupon rate.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
AGMC: Assured Guaranty Municipal Corp.
AMBAC: Ambac Financial Group, Inc.
AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.
GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of February 28, 2021 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$223,845,120	$—	$223,845,120
Open-End Investment Companies	48,037	—	—	48,037
Total	$48,037	$223,845,120	$—	$223,893,157
(a)	See Investment Portfolio for additional detailed categorizations.

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DSMIT-PH1
R-080548-1 (1/23)